ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES
ACQUISITIONS OF CONSOLIDATED ENTITIES

a)	Completed During 2017
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2017. No material changes were made to the provisional allocations:

(MILLIONS)	Renewable Power	Private Equity	Infrastructure	Real Estate and Other	Total
Cash and cash equivalents	$762	$335	$89	$39	$1,225
Accounts receivable and other	980	2,393	345	134	3,852
Inventory	—	701	—	3	704
Equity accounted investments	—	231	—	—	231
Investment properties	—	—	—	5,851	5,851
Property, plant and equipment	6,923	501	100	281	7,805
Intangible assets	27	2,870	5,515	—	8,412
Goodwill	—	342	815	—	1,157
Deferred income tax assets	18	59	—	—	77
Total assets	8,710	7,432	6,864	6,308	29,314
Less:
Accounts payable and other	(1,391)	(2,109)	(222)	(169)	(3,891)
Non-recourse borrowings	(4,902)	(1,678)	(30)	(1,955)	(8,565)
Deferred income tax liabilities	(59)	(806)	(957)	(45)	(1,867)
Non-controlling interests[1]	(830)	(826)	(477)	(123)	(2,256)
	(7,182)	(5,419)	(1,686)	(2,292)	(16,579)
Net assets acquired	$1,528	$2,013	$5,178	$4,016	$12,735

Consideration[2]	$1,528	$2,006	$5,178	$3,845	$12,557

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors
Brookfield recorded $15.9 billion of revenue and $694 million of net income in 2017 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $25.5 billion and $1 billion to total revenue and net income, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2017:

	Renewable Power		Private Equity		Infrastructure	Real Estate
(MILLIONS)	TerraForm Power	TerraForm Global	BRK	Greenergy	NTS	Manu- factured Housing	Houston Center	Mumbai Office Portfolio
Cash and cash equivalents	$149	$611	$296	$28	$89	$16	$—	$11
Accounts receivable and other	707	266	1,043	1,290	317	79	22	12
Inventory	—	—	10	650	—	—	—	—
Equity accounted investments	—	—	109	114	—	—	—	—
Investment properties	—	—	—	—	—	2,107	825	679
Property, plant and equipment	5,678	1,208	200	154	—	—	—	—
Intangible assets	—	—	2,467	212	5,515	—	—	—
Goodwill	—	—	17	92	804	—	—	—
Deferred income tax assets	—	18	50	9	—	—	—	—
Total assets	6,534	2,103	4,192	2,549	6,725	2,202	847	702
Less:
Accounts payable and other	(1,239)	(142)	(227)	(1,744)	(202)	(36)	(28)	(44)
Non-recourse borrowings	(3,714)	(1,188)	(1,468)	(210)	—	(1,261)	—	(511)
Deferred income tax liabilities	(33)	(15)	(746)	(52)	(946)	—	—	(45)
Non-controlling interests[1]	(829)	(1)	(745)	(81)	(477)	(30)	—	—
	(5,815)	(1,346)	(3,186)	(2,087)	(1,625)	(1,327)	(28)	(600)
Net assets acquired	$719	$757	$1,006	$462	$5,100	$875	$819	$102

Consideration[2]	$719	$757	$1,006	$462	$5,100	$768	$819	$102

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors
Significant acquisitions completed in 2017 include:
On March 9, 2017, a subsidiary of the company acquired Manufactured Housing, a portfolio of manufactured housing communities in the U.S., for total consideration of $768 million, including $578 million cash consideration with the remainder funded through debt financing. The acquisition was made through a Brookfield-sponsored real estate fund and generated a bargain purchase gain of $107 million recorded in fair value changes as a result of changes in the underlying market conditions subsequent to signing the purchase and sale agreement in the second quarter of 2016. Excluding the impact of the bargain purchase gain, total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $237 million and $86 million, respectively.
On April 4, 2017, we acquired a 90% ownership interest in Nova Transportadora do Sudeste S.A. (“NTS”), a Brazilian regulated gas transmission business, alongside our institutional partners. Total consideration paid by the consortium was $5.1 billion, which consists of a cash consideration of $4.2 billion and deferred consideration of less than $1 billion payable five years from the close of the transaction. Upon acquisition of NTS, an additional deferred tax liability of $893 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $804 million which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. None of the goodwill recognized is deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.3 billion and $660 million, respectively.
On April 25, 2017, a subsidiary of the company acquired a 70% interest in BRK Ambiental Participações S.A. (“BRK”), a Brazilian water treatment business, together with institutional investors, for total consideration of $1,006 million. BRK owns several other investments, all at different ownership levels. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $758 million and $64 million, respectively.
On May 10, 2017, a subsidiary of the company acquired an 85% ownership interest of Greenergy Fuels Holdings Ltd. (“Greenergy”), a U.K. road fuel provider, together with our institutional partners. The acquisition was made for total consideration of $462 million. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $19.8 billion and $26 million, respectively.
On October 16, 2017, a subsidiary of the company, along with its institutional partners, acquired a 51% interest in TerraForm Power, Inc., a large scale diversified portfolio of solar and wind assets located predominantly in the U.S., for total consideration of $719 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $622 million and $46 million, respectively.
On December 1, 2017, a subsidiary of the company acquired Houston Center, a 4.2 million square foot mixed-use office and retail complex in Houston, Texas, for total consideration of $819 million, including $175 million cash consideration with the remainder funded through debt financing. As of December 31, 2017, the valuation of investment properties was still under evaluation. Accordingly, they have been accounted for on a provisional basis. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $120 million and $26 million, respectively.
On December 7, 2017, a subsidiary of the company acquired a portfolio of 14 office properties with 2.7 million square feet of office space in Mumbai, India (“Mumbai Office Portfolio”), for total consideration of $102 million. As of December 31, 2017, the valuations of investment properties acquired and debt obligations assumed were still under evaluation. Accordingly, they have been accounted for on a provisional basis. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $53 million and $1 million, respectively.
On December 28, 2017, a subsidiary of the company, along with its institutional partners, acquired a 100% interest in TerraForm Global, Inc., a large scale diversified portfolio of solar and wind assets located predominantly in Asia and South America, for total consideration of $757 million. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $249 million and $33 million, respectively.

b)	Completed During 2016
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2016. No material changes were made to the provisional allocations disclosed in the 2016 consolidated financial statements:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure and Other	Total
Cash and cash equivalents	$119	$117	$155	$391
Accounts receivable and other	155	177	672	1,004
Inventory	10	15	39	64
Equity accounted investments	—	—	115	115
Investment properties	9,234	—	—	9,234
Property, plant and equipment	652	5,741	1,067	7,460
Intangible assets	2	—	1,225	1,227
Goodwill	17	799	470	1,286
Deferred income tax assets	2	—	12	14
Total assets	10,191	6,849	3,755	20,795
Less:
Accounts payable and other	(413)	(385)	(318)	(1,116)
Non-recourse borrowings	(2,859)	(1,130)	(1,161)	(5,150)
Deferred income tax liabilities	(35)	(1,020)	(263)	(1,318)
Non-controlling interests[1]	(33)	(1,417)	(1,402)	(2,852)
	(3,340)	(3,952)	(3,144)	(10,436)
Net assets acquired	$6,851	$2,897	$611	$10,359

Consideration[2]	$6,824	$2,897	$611	$10,332

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests
Brookfield recorded $1.7 billion of revenue and $223 million of net income from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $3.0 billion and $230 million to total revenue and net income, respectively.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2016:

	Real Estate					Renewable Power		Infrastructure
(MILLIONS)	Rouse	IFC Seoul	Simply Storage	City Point	Student Housing	Isagen	Holtwood	Rutas	Niska	Linx
Cash and cash equivalents	$32	$25	$16	$1	$33	$113	$—	$115	$15	$12
Accounts receivable and other	94	13	28	5	3	174	1	121	99	232
Inventory	—	—	2	—	—	15	—	—	39	—
Equity accounted investments	—	—	—	—	—	—	—	—	—	115
Investment properties	3,010	1,911	1,044	742	608	—	—	—	—	—
Property, plant and equipment	13	303	—	—	—	4,772	859	6	825	229
Intangible assets	—	2	—	—	1	—	—	973	—	69
Goodwill	—	—	—	12	5	799	—	139	82	210
Deferred income tax assets	—	2	—	—	—	—	—	—	—	—
Total assets	3,149	2,256	1,090	760	650	5,873	860	1,354	1,060	867
Less:
Accounts payable and other	(231)	(107)	(12)	(6)	(49)	(381)	(1)	(7)	(71)	(148)
Non-recourse borrowings	(1,840)	—	(592)	—	(202)	(1,130)	—	(441)	(337)	(181)
Deferred income tax liabilities	—	(35)	—	—	—	(1,019)	—	(153)	(77)	(33)
Non-controlling interests[1]	(15)	—	(15)	—	(2)	(1,417)	—	(626)	(348)	(360)
	(2,086)	(142)	(619)	(6)	(253)	(3,947)	(1)	(1,227)	(833)	(722)
Net assets acquired	$1,063	$2,114	$471	$754	$397	$1,926	$859	$127	$227	$145

Consideration[2]	$1,063	$2,114	$471	$754	$397	$1,926	$859	$127	$227	$145

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition

2.	Total consideration, including amounts paid by non-controlling interests
In January 2016, a subsidiary of the company acquired an initial 57.6% interest in Isagen S.A. E.S.P. (“Isagen”) from the Colombian government for total consideration of $1.9 billion with a cash contribution of $510 million funded by non-recourse borrowings and $1.2 billion from the subsidiary’s institutional partners. Isagen is Colombia’s third-largest power generation company which owns and operates a 3,032-megawatt (“MW”) portfolio, consisting predominantly of six, largely reservoir-based, hydroelectric facilities.
Following the acquisition, the subsidiary of the company was required to conduct two mandatory tender offers (the “MTOs”) for the remaining publicly held shares at the same price per share paid for the 57.6% controlling interest. The first MTO closed in May 2016, in which the subsidiary acquired an additional 26% of economic interest for $929 million. The second MTO closed in September 2016 with total consideration of $605 million, and the subsidiary effectively owns 99.64% of Isagen as of September 30, 2016 after giving effect to the initial acquisition and the two MTOs. The company is accounting for the initial acquisition of the 57.6% controlling interest and the MTOs as separate transactions. The acquisition resulted in $799 million of goodwill due to the recognition of a deferred tax liability because the tax bases of the Isagen net assets are significantly lower than their acquisition date fair value. Total revenue and net income that would have been recorded if the transaction had occurred at the beginning of the year would have been $886 million and $120 million, respectively.
In March 2016, a subsidiary of the company completed the acquisition of a self-storage (“Simply Storage”) operation for total consideration of $471 million with a cash contribution of $372 million. Total revenue and net income that would have been recorded if the transaction had occurred at the beginning of the year would have been $105 million and $71 million, respectively.
In April 2016, a subsidiary of the company completed the acquisition of a portfolio of student housing assets (“Student Housing”) for total consideration of $397 million with a cash contribution of $209 million. Total revenue and net income that would have been recorded if the transaction had occurred at the beginning of the year would have been $42 million and $5 million, respectively.
In April 2016, a subsidiary of the company completed the acquisition of hydroelectric facilities in Pennsylvania (“Holtwood”) for total cash consideration of $859 million. Total revenue and net loss that would have been recorded if the transaction had occurred at the beginning of the year would have been $46 million and $1 million, respectively.
In June 2016, a subsidiary of the company completed the acquisition of a portfolio of toll roads in Peru (“Rutas”) for total consideration of $127 million with a cash contribution of $118 million. Total revenue and net loss that would have been recorded if the transaction had occurred at the beginning of the year would have been $122 million and $6 million, respectively.
In July 2016, a subsidiary of the company completed the acquisition of a North American gas storage business (“Niska”) for total consideration of $227 million with a cash contribution of $67 million and senior notes already owned by the subsidiary. The subsidiary remeasured its existing senior notes to fair value of $141 million at the acquisition date with a remeasurement gain of $24 million recorded in the income. Total revenue and net income that would have been recorded if the transaction had occurred at the beginning of the year would have been $136 million and $29 million, respectively.
In July 2016, a subsidiary of the company completed the acquisition of a retail mall business (“Rouse”) for total consideration of $1.1 billion with a cash contribution of $587 million. The subsidiary accounted for the acquisition as a step acquisition, and remeasured its existing 33% equity interest in Rouse to fair value of $354 million at the acquisition date with no material remeasurement gain or loss. Total revenue and net loss that would have been recorded if the transaction had occurred at the beginning of the year would have been $335 million and $58 million, respectively.
In August 2016, a subsidiary of the company completed the acquisition of an Australia port business (“Linx”) for total consideration of $145 million, comprising $13 million in cash and a portion of the subsidiary’s previously existing interest with an acquisition date fair value of $132 million. Total revenue and net income that would have been recorded if the transaction had occurred at the beginning of the year would have been $504 million and $12 million, respectively.
In December 2016, a subsidiary of the company completed the acquisition of a mixed-use property in South Korea (“IFC Seoul”) and an office tower in U.K. (“City Point”) for total consideration of $2.1 billion with a cash contribution of $875 million and $754 million with a cash contribution of $147 million, respectively. The subsidiary accounts for the City Point acquisition as a step acquisition and remeasured its existing loan interest to fair value at acquisition date of $93 million with a remeasurement loss of $34 million. If the transactions had occurred at the beginning of the year, total revenue and net loss for IFC Seoul would have been $170 million and $18 million, whereas total revenue and net loss for City Point would have been $49 million and $35 million.